CONTINGENT CONSIDERATION LIABILITY (Details Narrative) $ in Thousands	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Platform Operator, Crypto Asset [Line Items]
Contingent consideration liability		$ 1,326	$ 1,260
Fair Value, Inputs, Level 3 [Member] | Measurement Input, Discount Rate [Member] | Minimum [Member]
Platform Operator, Crypto Asset [Line Items]
Discount rate		4.49
Fair Value, Inputs, Level 3 [Member] | Measurement Input, Discount Rate [Member] | Maximum [Member]
Platform Operator, Crypto Asset [Line Items]
Discount rate		5.47
Fair Value, Inputs, Level 3 [Member] | Measurement Input Weighted Average [Member]
Platform Operator, Crypto Asset [Line Items]
Discount rate		4.94